Loans - Additional Information (Detail) - USD ($)							12 Months Ended
		Jan. 07, 2021	Jul. 31, 2020	Jul. 13, 2020	Jul. 02, 2020	Mar. 23, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 12, 2021	Feb. 11, 2021
Disclosure of detailed information about loans [line items]
GainLossesFrom from debt exchange	[1]						$ 0	$ 21,000,000	$ (29,000,000)
Negotiable Obligations [member]
Disclosure of detailed information about loans [line items]
Percentage of discounted present value of the remaining cash flows								10.00%
GainLossesFrom from debt exchange								$ 21,000,000	$ (29,000,000)
Negotiable Obligations [member] | Debt Exchange [Member] | Class XVI [Member]
Disclosure of detailed information about loans [line items]
Percentage of outstanding loan principal		50.00%
Percentage of outstanding capital stock		50.00%
Negotiable Obligations [member] | Debt Exchange [Member] | Class XLVII [Member]
Disclosure of detailed information about loans [line items]
Refinancing percentage											60.00%
Negotiable Obligations [member] | Major Issuance Of Negotiable Obligations [Member] | Class XVI [Member]
Disclosure of detailed information about loans [line items]
Principal value										$ 775,800,000
Negotiable Obligations [member] | Major Issuance Of Negotiable Obligations [Member] | Class XVIII [Member]
Disclosure of detailed information about loans [line items]
Principal value										575,600,000
Negotiable Obligations [member] | Major Issuance Of Negotiable Obligations [Member] | Class XVII [Member]
Disclosure of detailed information about loans [line items]
Principal value										747,800,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class XLVII [Member]
Disclosure of detailed information about loans [line items]
Principal value										247,300,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class XIII [Member]
Disclosure of detailed information about loans [line items]
Principal value										201,700,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class XXXIX [Member]
Disclosure of detailed information about loans [line items]
Principal value										368,200,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class LIII [Member]
Disclosure of detailed information about loans [line items]
Principal value										190,700,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class I [Member]
Disclosure of detailed information about loans [line items]
Principal value										101,000,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class LIV [Member]
Disclosure of detailed information about loans [line items]
Principal value										213,400,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class XXVIII [Member]
Disclosure of detailed information about loans [line items]
Principal value										$ 656,400,000
ClassXIII NO [Member]
Disclosure of detailed information about loans [line items]
Payment of cash for debt note exchange				$ 125
Notes and debentures issued			$ 542,800,000	1,000
ClassXLVII NO [Member]
Disclosure of detailed information about loans [line items]
Borrowings, maturity			58.73
Notional amount			$ 587,300,000
Payment of cash for debt note exchange			$ 90,000,000
currency US [Member] | ClassXIII NO [Member]
Disclosure of detailed information about loans [line items]
Borrowings, maturity					2025
Notional amount					$ 950,000,000
Payment of cash for debt note exchange					100
currency US [Member] | ClassXLVII NO [Member]
Disclosure of detailed information about loans [line items]
Borrowings, maturity						2021
Notional amount						$ 1,000,000,000
Notes and debentures issued					$ 1,000
Top of range [member] | Negotiable Obligations [member] | Debt Exchange [Member]
Disclosure of detailed information about loans [line items]
Percentage of appreciation or depreciation on exchange rate		9.00%
Top of range [member] | Negotiable Obligations [member] | Debt Exchange [Member] | Class XLVII [Member]
Disclosure of detailed information about loans [line items]
Proportion of global exchange participation in loans											59.80%
Top of range [member] | ClassXIII NO [Member]
Disclosure of detailed information about loans [line items]
Notional amount				$ 925,000,000
Top of range [member] | currency US [Member] | ClassXIII NO [Member]
Disclosure of detailed information about loans [line items]
Borrowings, interest rate					8.50%
Bottom of range [member] | Negotiable Obligations [member] | Debt Exchange [Member]
Disclosure of detailed information about loans [line items]
Percentage of appreciation or depreciation on exchange rate		1.50%
Bottom of range [member] | Negotiable Obligations [member] | Debt Exchange [Member] | Class XLVII [Member]
Disclosure of detailed information about loans [line items]
Proportion of global exchange participation in loans											32.00%

[1]	See Note 21.